CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Series A Convertible Preferred Stock	Series B Convertible Preferred Stock	Series C-1 Convertible Preferred Stock	Series C Convertible Preferred Stock	Series D Convertible Preferred Stock
Balance at Dec. 31, 2015	$ (119,705)	$ 76	$ 15,524	$ (135,305)
Balance, shares at Dec. 31, 2015		76,610,860
Temporary equity, Balance at Dec. 31, 2015					$ 23,848	$ 43,616	$ 34,382	$ 19,469
Temporary equity, Balance, shares at Dec. 31, 2015					12,768,492	13,965,612	8,660,572	5,037,784
Issuance of Series D redeemable convertible preferred stock at fair value upon conversion and cancellation of related-party note payable	5,000		5,000						$ 9,790
Issuance of Series D redeemable convertible preferred stock at fair value upon conversion and cancellation of related-party note payable, shares									10
Issuance of Series D redeemable convertible preferred stock at fair value for cash, net of issuance costs									$ 45,823
Issuance of Series D redeemable convertible preferred stock at fair value for cash, net of issuance costs, shares									50
Cancellation of shares formerly held by EvoMed		(250,937)			(150,213)	(164,294)	(101,886)
Accretion of Series D redeemable convertible preferred stock dividends	(1,144)		(1,144)						$ 1,144
Issuance of restricted common stock		$ 5	(5)
Issuance of restricted common stock, shares		4,759,091
Stock-based compensation	1,431		1,431
Net loss	(66,667)			(66,667)
Balance at Dec. 31, 2016	$ (181,085)	$ 81	20,806	(201,972)
Balance, shares at Dec. 31, 2016		81,119,014
Temporary equity, Balance at Dec. 31, 2016					$ 23,848	$ 43,616	$ 34,382	$ 19,469	$ 56,757
Temporary equity, Balance, shares at Dec. 31, 2016	40,016,127				12,618,279	13,801,318	8,558,686	5,037,784	60
Issuance of Series D redeemable convertible preferred stock at fair value for cash, net of issuance costs									$ 7,782
Issuance of Series D redeemable convertible preferred stock at fair value for cash, net of issuance costs, shares									20
Accretion of Series D redeemable convertible preferred stock dividends	$ (4,017)		(4,017)						$ 4,017
Stock-based compensation	861		861
Net loss	(105,305)			(105,305)
Balance at Dec. 31, 2017	$ (289,546)	$ 81	$ 17,650	$ (307,277)
Balance, shares at Dec. 31, 2017		81,119,014
Temporary equity, Balance at Dec. 31, 2017					$ 23,848	$ 43,616	$ 34,382	$ 19,469	$ 68,556
Temporary equity, Balance, shares at Dec. 31, 2017	40,016,147				12,618,279	13,801,318	8,558,686	5,037,784	80